Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Computer software and systems	¥ 1,874	$ 273	¥ 319
Less: Accumulated amortization	(343)	(50)	(36)
Total intangible assets, net	¥ 1,531	$ 223	¥ 283